SUBSEQUENT EVENT (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 17, 2017	Feb. 28, 2017	Feb. 29, 2016
Subsequent Event
Aggregate number of common shares that may be purchased from warrants		2,184,855
Total gross proceeds		$ 8,244	$ 35
Subsequent Event | Registered Direct Offering and Private Placement
Subsequent Event
Common shares issued	1,198,666
Aggregate number of common shares that may be purchased from warrants	599,333
Exercise price, warrants	$ 1.50
Price per common share and one half of a warrant	$ 1.50
Total gross proceeds	$ 1,798,000
Period during which warrants are not exercisable	6 months + one day
Class Of Warrant Or Right Expiration Period	5 years